INVENTORY, NET - Disclosure of Current Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Inventories [Abstract]
Raw materials and consumables	$ 1,419	$ 1,340
Fuel products	857	727
Work in progress	817	723
RTFO certificates	525	391
Finished goods and other	1,856	1,331
Carrying amount of inventories	5,474	4,512
RTFO certificates held for trading and recorded at fair value	$ 0	$ 0